Equity - Schedule of Activity Related to Restricted Common Stock (Details) - Restricted Common Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Common Stock, Outstanding Beginning	6,063	13,882
Restricted Common Stock, Granted	61,426	35,714	29,164
Restricted Common Stock, Forfeited	(1,639)	(4,064)	(184)
Restricted Common Stock, Vested	(63,414)	(39,469)	(15,098)
Restricted Common Stock, Outstanding Ending	2,436	6,063	13,882
Weighted Average Grant Date Fair Value, Outstanding Beginning	$ 44.38	$ 47.74
Weighted Average Grant Date Fair Value, Granted	7.00	7.00	54.46
Weighted Average Grant Date Fair Value, Forfeited	65.31	65.31	65.31
Weighted Average Grant Date Fair Value, Vested	8.61	63.84	44.24
Weighted Average Grant Date Fair Value, Outstanding Ending	$ 41.58	$ 44.38	$ 47.74